Common Stock (Tables)	12 Months Ended
Dec. 31, 2020
Common Stock [Abstract]
Summary of Common Stock and Reserved for Future Issuance
The number of common stock shares authorized, issued, outstanding and reserved for future issuance as of December 31, 2020 are as follows:

	Shares Authorized	Issued and Outstanding Shares	Options Available for Future Grants
Common Stock A	386,400,000	183,800,251	202,599,749
Common Stock F	43,200,000	42,564,150	635,850

Total shares of Common Stock	429,600,000	226,364,401	203,235,599